Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on income - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Interests and adjustments	$ 9,815	$ 8,166
Extraordinary charge-offs	12,687	17,705
Assets received in lieu of payment	2,843	1,425
Exchange rate adjustments	16,611	89
Property, plant and equipment valuation	1,545
Allowance for loan losses	329,028	238,670
Provision for expenses	83,174	101,321
Leased assets	107,564	89,458
Subsidiaries tax losses	12,757	7,394
Right of use assets	516	428
Total deferred tax assets	576,540	464,656
Deferred tax liabilities
Valuation of investments	(151,062)	(19,967)
Fixed assets valuation	(2,001)	(7,394)
Prepaid expenses	(18,895)	(16,691)
Valuation provision	(8,228)	(5,775)
Derivatives	(245,517)	(37,265)
Exchange rate adjustments
Other	(113)	(30)
Total deferred tax liabilities	$ (425,816)	$ (87,122)